Provisions - Disclosure of Changes in Provisions (Details) € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure of other provisions
Other provisions at beginning of period	€ 596
Increases	52
Decreases	0
Currency translation adjustments	(1)
Other provisions at end of period	647
Non-current provisions
Disclosure of other provisions
Other provisions at beginning of period	270
Increases	38
Decreases	0
Currency translation adjustments	0
Other provisions at end of period	307
Lump-sum retirement benefits
Disclosure of other provisions
Other provisions at beginning of period	270
Increases	38
Decreases
Currency translation adjustments	0
Other provisions at end of period	307
Current provisions
Disclosure of other provisions
Other provisions at beginning of period	327
Increases	14
Decreases	0
Currency translation adjustments	(1)
Other provisions at end of period	340
Provisions for disputes
Disclosure of other provisions
Other provisions at beginning of period	177
Increases	10
Decreases	0
Currency translation adjustments	(1)
Other provisions at end of period	186
Provisions for charges
Disclosure of other provisions
Other provisions at beginning of period	150
Increases	4
Decreases
Currency translation adjustments	0
Other provisions at end of period	€ 154